Commitments and Contingencies - Summary of Future minimum payments (Details)	Dec. 31, 2015 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2016	$ 249,903
2017	$ 149,466
2018
2019
2020
Thereafter
Total	$ 399,369